Note 13 - Trade Receivables, Other Receivables, and Prepayments (Details Textual) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 27, 2023 USD ($)	Apr. 21, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)
Statement Line Items [Line Items]
Current assets or disposal groups classified as held for sale				$ 86,100	$ 288,379
Proceeds from sales of interests in associates				$ 36,879	50,000	$ 0
OPay Limited [member]
Statement Line Items [Line Items]
Measurement input, change in fair value based on probabilities, percentage				0.10%
Adjustments for decrease (increase) in fair value of receivables from the sale of investment				$ 1,400
OPay Limited [member] | Sale of business in exchange for shares [member]
Statement Line Items [Line Items]
Fair value of instruments or interests issued or issuable	$ 77,400			$ 1,100
OPay Limited [member] | Sale of business in exchange for shares [member] | Preference shares [member]
Statement Line Items [Line Items]
Fair value of instruments or interests issued or issuable	$ 77,400
OPay Limited [member] | Credit risk [member]
Statement Line Items [Line Items]
Measurement input, change in fair value based on probabilities, percentage				0.10%
Adjustments for decrease (increase) in fair value of receivables from the sale of investment				$ 3,100
Risk premium, measurement input [member] | OPay Limited [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.035
Risk premium, measurement input [member] | OPay Limited [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.040
Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member] | OPay Limited [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.080
Discount rate, measurement input [member] | OPay Limited [member]
Statement Line Items [Line Items]
Measurement input, change in fair value based on probabilities, percentage				0.01%
Adjustments for decrease (increase) in fair value of receivables from the sale of investment				$ 900
Nanobank [member]
Statement Line Items [Line Items]
Net receivables from sale of investments					114,201
Nanobank [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			42.35%
Disposal group held for sale, consideration to be received			$ 127,100				$ 131,700
Disposal group held for sale, consideration to be received, number of quarterly installments			8				16
Disposal group held for sale, consideration to be received, term (Year)			2 years
Current assets or disposal groups classified as held for sale			$ 120,300
Disposal group held for sale, discount rate			5.00%
Net receivables from sale of investments				$ 76,300
Measurement input, change in fair value based on probabilities, percentage				0.10%
Adjustments for decrease (increase) in fair value of receivables from the sale of investment				$ 3,400
Nanobank [member] | Discontinued operations [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets			0.0215
Nanobank [member] | Discontinued operations [member] | Risk premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets			0.0285
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.35%		19.35%
Disposal group held for sale, consideration to be received		$ 83,500
Net receivables from sale of investments				$ 1,700
Proceeds from sales of interests in associates		$ 28,400
Disposal group, number of installments		2
Disposal group, deferred payments, interest rate		3.50%
Interest income (expense)		$ 1,300
Star X [member] | At fair value [member]
Statement Line Items [Line Items]
Net receivables from sale of investments				$ 54,600
Star X [member] | Interest rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				2.23
Star X [member] | Interest rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				4.43
Star X [member] | Risk premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				1.30
Trade receivables [member]
Statement Line Items [Line Items]
Decrease through write-off, financial assets					6,600
Other receivables [member]
Statement Line Items [Line Items]
Decrease through write-off, financial assets					$ 3,900